Other Reserves (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of reserves within equity [line items]
Other reserves at beginning of period			€ 104,114
Other comprehensive income	€ (468)	€ 753	(1,105)	€ 1,031
Comprehensive income	(32,854)	€ (49,157)	(115,132)	(162,443)
Share-based payments (Note 13)			10,542	31,934
Exercise of options (Note 11)			571
Change in Non-controlling interests			3	(29)
Other reserves at end of period	108,776		108,776
Total other reserves
Disclosure of reserves within equity [line items]
Other reserves at beginning of period			104,114
Other comprehensive income			(1,105)	1,032
Comprehensive income			(1,105)	1,032
Share-based payments (Note 13)			10,542	31,934
Exercise of options (Note 11)			(4,775)
Change in Non-controlling interests				€ 24
Other reserves at end of period	108,776		108,776
Capital reserves
Disclosure of reserves within equity [line items]
Other reserves at beginning of period			113,395
Share-based payments (Note 13)			10,542
Exercise of options (Note 11)			(4,775)
Other reserves at end of period	119,162		119,162
Exchange difference on net investment in foreign operations
Disclosure of reserves within equity [line items]
Other reserves at beginning of period			(69,464)
Other comprehensive income			(49,041)
Comprehensive income			(49,041)
Other reserves at end of period	(118,505)		(118,505)
Currency translation adjustment
Disclosure of reserves within equity [line items]
Other reserves at beginning of period			60,183
Other comprehensive income			47,936
Comprehensive income			47,936
Other reserves at end of period	€ 108,119		€ 108,119